Operating Leases - Schedule of Weighted Average Remaining Lease Term and Weighted Average Discount Rate (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Weighted average remaining lease-term	9 years 6 months	5 years 7 months 6 days	3 years 4 months 24 days
Weighted average discount rate	9.00%	8.00%	8.00%